Contingencies	12 Months Ended
Jun. 30, 2023
Contingencies [Abstract]
CONTINGENCIES

22. CONTINGENCIES

In the ordinary course of business, the Group may be subject to legal proceeding regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

The Group has no significant pending litigation as of issuance date of the financial statements.